Interests in associates and joint ventures - Interest joint ventures (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Mauritius Telecom [member]
Disclosure of joint ventures [line items]
Main co-shareholders ownership interest in joint venture	33
Ownership interest in joint venture	40.00%
Investments in joint ventures accounted for using equity method	€ 70	€ 83	€ 81
Other joint venture [member]
Disclosure of joint ventures [line items]
Investments in joint ventures accounted for using equity method	€ 10	€ 5	€ 2